Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Maximum Contracted Future Annual Charter Hire Receivable Before Allowance for Any Off-Hire Periods

The maximum contracted annual future charter hire receivable (not allowing for any offhire and assuming expiry at the mid-point between the earliest and latest possible end dates) for the 18 vessels subject to charters as at December 31, 2015 is as follows:

Year ending December 31,

2016	169,571
2017	167,305
2018	118,896
2019	103,285
2020	82,259
Thereafter	149,408

$790,724